UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ (1,298,108)	$ 2,689,709	$ 1,910,487
Changes in operating assets and liabilities:
Prepaid expenses	131,564	(366,584)	(302,590)
Income tax payable	39,340	0
Net cash used in operating activities	(583,456)	(459,653)	(547,052)
Cash Flows from Investing Activities:
Net cash provided by (used in) investing activities	96,894,621	(128,397,500)	(128,397,500)
Cash Flows from Financing Activities:
Net cash provided by (used in) financing activities	(96,794,950)	129,719,361	129,719,360
Cash - Beginning of Period	799,808	25,000	25,000
Cash - End of Period	316,023	887,208	799,808	$ 25,000
New Dragonfly
Cash Flows from Operating Activities:
Net income (loss)	(7,456,000)	4,421,000	4,338,000	6,878,000
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock based compensation	1,155,000	428,000	734,000	351,000
Amortization of debt discount	1,783,000	0	206,000	0
Deferred income tax provision	(1,707,000)	(148,000)	122,000	210,000
Depreciation and amortization	648,000	432,000	617,000	198,000
Loss on disposal of property and equipment	62,000	124,000	124,000	0
Changes in operating assets and liabilities:
Accounts receivable	(3,037,000)	402,000	1,007,000	(1,640,000)
Inventories	(12,360,000)	(11,183,000)	(21,179,000)	(3,406,000)
Prepaid expenses	(1,259,000)	206,000	58,000	(309,000)
Prepaid inventory	3,732,000	(5,254,000)	(6,353,000)	(630,000)
Other current assets	(2,114,000)	170,000	(1,214,000)	(253,000)
Other assets	831,000	880,000	1,029,000	144,000
Income tax payable	(927,000)	(57,000)	(651,000)	1,279,000
Accounts payable and accrued expenses	(3,915,000)	7,602,000
Uncertain tax position liability	0	(19,000)	(19,000)	19,000
Customer deposits	(147,000)	(737,000)	(1,345,000)	1,640,000
Total Adjustments	(17,255,000)	(7,154,000)
Net cash used in operating activities	(24,711,000)	(2,733,000)	(13,573,000)	6,640,000
Cash Flows from Investing Activities:
Purchase of property and equipment	(6,065,000)	(2,540,000)	(2,970,000)	(1,410,000)
Proceeds from disposal of property and equipment	0	61,000	61,000	0
Net cash provided by (used in) investing activities	(6,065,000)	(2,479,000)	(2,909,000)	(1,410,000)
Cash Flows from Financing Activities:
Proceeds from exercise of options	707,000	26,000	184,000	12,000
Proceeds from stock purchase agreement	15,000,000	0
Net cash provided by (used in) financing activities	15,707,000	26,000	38,906,000	12,000
Net Increase in Cash and Restricted Cash	(15,069,000)	(5,186,000)	22,424,000	5,242,000
Cash - Beginning of Period	28,630,000	6,206,000	6,206,000	964,000
Cash - End of Period	13,561,000	1,020,000	28,630,000	6,206,000
Supplemental Disclosures of Cash Flow Information:
Cash paid for income taxes	981,000	2,077,000	2,390,000	292,000
Cash paid for interest	1,873,000	0	313,000	0
Supplemental Non-Cash Items
Recognition of right of use asset obtained in exchange for operating lease liability	$ 0	$ 3,120,000	$ 5,745,000	$ 661,000